MARKETABLE SECURITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
MARKETABLE SECURITIES
Marketable securities	R$ 7,965,742	R$ 7,758,329
Current	7,546,639	7,508,275
Non-Current	419,103	250,054
Local
MARKETABLE SECURITIES
Marketable securities	3,455,090	5,363,662
Foreign
MARKETABLE SECURITIES
Marketable securities	4,510,652	2,394,667
Private Funds | Local
MARKETABLE SECURITIES
Marketable securities	R$ 1,208,975	656,780
Private Funds | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	105.02%
Private Securities (CDBs) | Local
MARKETABLE SECURITIES
Marketable securities	R$ 1,827,012	4,456,828
Private Securities (CDBs) | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	101.94%
CDBs - Escrow Account | Local
MARKETABLE SECURITIES
Marketable securities	R$ 419,103	250,054
CDBs - Escrow Account | CDI
MARKETABLE SECURITIES
Percentage of basis used to calculate interest rate	102.05%
Time Deposits | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 4,386,589	2,376,369
Average yield p.a. %	3.00%
Other | Foreign
MARKETABLE SECURITIES
Marketable securities	R$ 124,063	R$ 18,298
Average yield p.a. %	5.99%